PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Parent Company
Schedule of condensed financial statements

Condensed Balance Sheets

	As of December 31,
	2016	2017
Assets

Current assets
Cash	1,030,627	999,194
Prepaid expenses	1,011	6,295
Total current assets	1,031,638	1,005,489
Investment and loans to subsidiaries	3,054,835	3,477,331
Other non-current assets	15,856	14,936
Total assets	4,102,329	4,497,756

Liabilities and Shareholders’ Equity

Current liabilities
Accounts payable	—	3,597
Accrued expenses and other payables	23,266	9,973
Due to subsidiaries	927	843
Total current liabilities	24,193	14,413

Convertible bonds payable	1,040,550	—
Other long-term liabilities	51,112	7,831
Total liabilities	1,115,855	22,244

Shareholders’ equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 760,009,043 and 941,269,679 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	260	320
Additional paid-in capital	4,036,959	5,861,445
Accumulated other comprehensive loss	(192,080)	(200,688)
Accumulated deficit	(858,665)	(1,185,565)

Total shareholders’ equity	2,986,474	4,475,512

Commitments and contingencies

Total liabilities and shareholders’ equity	4,102,329	4,497,756

Condensed Statements of Operations

	Years ended December 31,
	2015	2016	2017

Net revenue	—	—	—
Cost of revenue	—	(2,381)	(10,392)

Gross loss	—	(2,381)	(10,392)

Operating expenses
Selling and marketing expenses	(1,566)	(8,914)	(22,528)
General and administrative expenses	(14,665)	(82,794)	(59,500)
Research and development expenses	—	(52)	(646)

Loss from operations	(16,231)	(94,141)	(93,066)

Other income (expenses):
Interest income	—	16	3,901
Interest expenses	(3,297)	(97,603)	(90,408)
Equity in loss of subsidiaries	(79,056)	(84,952)	(147,340)
Others, net	—	268	13

Loss before income taxes	(98,584)	(276,412)	(326,900)

Income tax expenses	—	—	—

Net loss	(98,584)	(276,412)	(326,900)

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2015	2016	2017

Net loss	(98,584)	(276,412)	(326,900)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax	(118,491)	(130,131)	(8,608)

Comprehensive loss	(217,075)	(406,543)	(335,508)

Condensed Statements of Cash Flows

	Years ended December 31,
	2015	2016	2017

Operating activities:
Net cash used in operating activities	(4,895)	(62,591)	(58,068)

Investing activities
Deposit paid for a potential acquisition	—	(15,000)	—
Increase of due from subsidiaries	(93,101)	(990,617)	(588,768)

Net cash used in investing activities	(93,101)	(1,005,617)	(588,768)

Financing activities:
Proceeds from exercise of stock options	—	—	3,377
Proceeds from issuance of convertible bonds	648,950	327,580	—
Repayment of bonds payable	(14,330)	—	—
Proceeds from a related party loan	64,936	—	—
Repayment of a related party loan	—	(65,474)	—
Net proceeds from issuance of ordinary shares	—	1,221,518	649,834
Payment of preferred shares dividends	—	(76,502)	—
Repurchase of redeemable preferred shares	(23,300)	—	—

Net cash provided by financing activities	676,256	1,407,122	653,211
Effect of exchange rate changes on cash	57,565	47,787	(37,808)

Net increase (decrease) in cash	635,825	386,701	(31,433)
Cash at beginning of year	8,101	643,926	1,030,627

Cash at end of year	643,926	1,030,627	999,194

Supplemental disclosures of cash flow information
Interest paid	3,463	45,495	33,920

Supplemental disclosures of non-cash investing and financing activities
Issuance of ordinary shares to settle preference dividend	—	266,794	—
Conversion of convertible bonds	—	—	1,106,227